Securities Act File No. _______

ICA No. 811-

As filed with the Securities and Exchange Commission on April 30 , 200 4

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No. _ _ __

[     ]

Post-Effective Amendment No. ___

[     ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ X ]

Pre-Effective Amendment No.       _

Post-Effective Amendment No.     _

(Check Appropriate Box or Boxes)

Bryce Capital Funds

(Exact Name of Registrant as Specified in Charter)

2 Thornell Road

Pittsford, New York 14534

Attention:   Dennis Lohouse

 (Address of Principal Executive Offices)(Zip Code)

(585) 381-2990

 (Registrant's Telephone Number, Including Area Code)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC The Hauppauge Corporate Center 150 Motor Parkway Hauppauge, New York 11788

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( )

on (date) pursuant to paragraph (b).

( )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE

OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

PROSPECTUS

Bryce Capital Growth Fund

Bryce Capital Value Fund

each a series of Bryce Capital Funds

____________, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Contents

This Prospectus outlines information you should know before purchasing shares of the Bryce Capital Growth Fund and the Bryce Capital Value Fund, each a series of Bryce Capital Funds.  You should read and retain this Prospectus for future reference.

BRYCE CAPITAL GROWTH FUND

Goal and Strategies

Main Risks

BRYCE CAPITAL VALUE FUND

Goal and Strategies

Main Risks

Performance

Fees and Expenses

Management

Distributions and Taxes

Financial Highlights

YOUR ACCOUNT

Qualified Investors

Buying Shares

Investor Services

Selling Shares

Account Policies

Questions

FOR MORE INFORMATION

Back Cover

RISK/RETURN SUMMARY

Bryce Capital Funds, a Delaware Trust (the “Trust”), currently offers two series which offer a broad range of equity style investment opportunities for investors.  The two series are Bryce Capital Growth Fund (the “Growth Fund”) and Bryce Capital Value Fund (the “Value Fund”).  Collectively, the Growth Fund and Value Fund shall be referred to herein as the “Funds.”

BRYCE CAPITAL GROWTH FUND

The Growth Fund is a diversified, open-end management investment company.

Investment Objective

The Growth Fund’s primary investment goal is capital appreciation.  The Growth Fund’s investment objective is non-fundamental policies and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Growth Fund seeks to accomplish its objective by investing at least 80% of its net assets in a diversified portfolio of equity securities of U.S. and foreign issuers that trade on established U.S. markets that the Growth Fund believes offer above average growth and which meet the Growth Fund’s valuation and quality standards.  Equity securities includes common and preferred stock and securities convertible into common stock.  Bryce Capital Management LLC, the Growth Fund’s investment manager, will apply a “bottoms up,” growth–oriented  approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s  asset value and cash flow potential.

Principal Investments

The Growth Fund will focus on the stocks of large and mid-cap U.S. issuers, but can invest its assets without regard to market capitalization ,   and may use index options, exchange traded index funds (“ETFs”) such as SPDRs or other instruments from time to time.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Growth Fund.  Although the Growth Fund will strive to meet its investment objectives, there can be no assurance that it will meet such objectives.  The principal risks of the Growth Fund are market risk, liquidity risk, foreign risk and interest rate risk.

BRYCE CAPITAL VALUE FUND

The Value Fund is a diversified, open-end management investment company.

Investment Objective

The Value Fund has the investment objective of capital appreciation. The Value Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Value Fund’s portfolio will be equally weighted at the time of purchase between approximately 50 stocks identified by the Value Fund to be undervalued.   In selecting stocks, the investment manager looks for companies whose stock prices are less than they believe the fair market value price is for that particular company. The managers attempt to purchase stocks of these undervalued companies and hold them until their stock price either reflects the fair market value for the stock or the fund managers analysis of the fundamental and technical outlook for the stock becomes negative.

Principal Investments

The Value Fund will invest in common stocks of U.S. issuers that are included in the Wilshire 5000 Index without regard to market capitalization and may use index options, exchange traded index funds (“ETFs”) such as SPDRs or other instruments from time to time.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Value Fund.  Although the Value Fund will strive to meet its investment objectives, there can be no assurance that it will meet such objectives.  The principal risks of the Value Fund are market risk, directional nature of strategy, quantitative risk, liquidity risk, and foreign risk.

BRYCE CAPITAL GROWTH FUND

Principal Investment Strategies

The Growth Fund invests at least 80% of its net assets in a diversified portfolio of the equity securities of companies located and/or traded in the United States.  Equity securities include common and preferred stock and convertible debt securities.  Equity investments are driven by earnings growth and consistency, financial strength, market position and management. Bryce Capital seeks out companies that can grow faster than the overall market and stocks that offer good potential to our clients. When choosing equity investments for the Growth Fund, the manager applies a “bottoms up,” growth-oriented approach, focusing on the market price of a company’s securities relative to the manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  Bryce Capital also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Bryce Capital invests the Growth Fund’s assets in companies which it believes have above average growth potential. Growth may be measured by factors such as earnings or revenue.  Companies that have high growth potential tend to be companies with higher than average price/earnings ratios. Bryce Capital seeks to find stocks that have both above average growth characteristics and attractive valuations as measured by P/E and price to cash flow. Companies with strong growth potential often have new products, technologies, distribution channels, markets or other opportunities, or have a strong market or industry position. These investments are often called “growth” stocks.

In buying and selling stocks for the Growth Fund, Bryce Capital relies on its “fundamental” analysis of the company and its potential for appreciation in light of its current financial condition, its industry position and the context of current and forecast economic and market conditions. Bryce Capital considers the company’s growth potential, earnings estimates and management. The Growth Fund attempts to purchase the stock of these sought after growth stocks and hold them until their stock price has increased to, or is higher than, a level that Bryce Capital believes more accurately reflects the deemed growth potential of the company. This strategy is no guarantee against loss of capital.

An equity security or stock represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions. The Growth Fund reserves the right to invest in foreign securities including those represented by American Depositary Receipts (ADR’s). These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. ADR’s are traded on U.S. stock exchanges and represent ownership of common stock in non-U.S. companies.

In addition to the Growth Fund’s main investments, depending upon current market conditions, the Fund may invest up to 20% of its total assets in debt securities of issuers and governments located in the United States.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

Temporary and Other Investments

When Bryce Capital believes market or economic conditions are unfavorable for investors, the Growth Fund may invest up to 100% of its net assets in a temporary defensive manner by holding cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The Growth Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Growth Fund may be unable to achieve its investment goal.

BRYCE CAPITAL VALUE FUND

Principal Investment Strategies

Bryce Capital uses a value investment strategy that looks for stocks trading at less than a specific future multiple of annual earnings per share. The general universe of stocks considered for inclusion in the fund approximates the Willshire 5000 Index. Companies may be undervalued for a number of reasons including market declines, poor economic conditions, actual or anticipated bad news regarding the market, industry or company.  In addition to utilizing a number of proprietary tools to identify stocks under-valued in the marketplace, Bryce Capital also considers the technical buying and selling patterns of the stock, the institutional buying and selling activity of major holders, the growth rates of the company, the year over year top and bottom line growth rates, the anticipated future earnings per share growth rates, the historical Price to Earnings (P/E) ranges, the forward year P/E, the number of successful earnings per share beats of consensus estimates, whether the consensus earnings estimates are rising or falling as well as other variables related to actual or anticipated industry or product growth or company, industry or market based events.

Bryce Capital actively seeks to continually update the portfolio. to include those stocks with the highest appreciation potential. As a result, Bryce Capital actively adjusts portfolio composition. This active management seeks to eliminate poor performing stocks in favor of stocks more likely to achieve their potential.

Investments The Value Fund will invest in common stocks of large, medium and small capitalization companies.  The Fund may utilize index options, exchange traded index funds (ETFs) such as SPDRs, or other instruments from time to time as a surrogate for direct investments in certain of such equity securities.

Diversification The Value Fund will equally weight, at the time of purchase, the portfolio between approximately 50 stocks that the Value Fund believes hold the greatest potential to achieve their fair market value as determined by the managers.  Accordingly, the Value Fund’s portfolio will be expected to be broadly diversified, with not more than 2% ( at cost) of the Value Fund’s net  assets, at the time of investment, in any single issuer.  The portfolio will be periodically rebalanced, and any security that exceeds 3% of the Value Fund’s net assets, based on current market value, likely will  be reduced.

Defensive Positions  As described above, if the Value Fund does not identify  a total of 50 stocks meeting its investment criteria, capital that would otherwise be invested in equity  positions will be invested on a defensive basis in cash or cash equivalents, such as money market instruments.  In addition, to respond to adverse market, economic, political or other conditions, the Value Fund may invest 100% of its total net assets, without limitation, in high quality short-term debt securities and money market instruments.  Accordingly, the Value Fund may not be fully invested at all times and during some market periods cash positions of the Value Fund may be significant.

To respond to adverse market, economic, political or other conditions, the Value Fund may invest 100% of its total net assets, without limitation, in high quality short-term debt securities and money market instruments.  While the Value Fund is in such a position, the opportunity to achieve its investment objective will be limited.

Holding Periods and Turnover The management of the Value Fund will involve constant monitoring and re-ranking of stocks. As a result, the Value Fund is likely to be actively traded and may  hold securities for less than one year on average.  Overall turnover can be expected  to exceed 100% annually.

PRINCIPAL RISKS

The Growth Fund and Value Fund are subject to the following principal risks:

Stock Market Volatility (applies to Both Funds)

Stock Mutual Funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Funds are likely to decline in value and you could lose money.

Foreign Securities (applies to Both Funds)

Investing in foreign securities directly or American Depositary Receipts typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the  Funds and affect their share price.  Additional risks associated with investing in foreign securities include currency risk, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Interest Rate Risk (applies to Both Funds)

Fixed income securities are subject to risk that the securities could lose value due to interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes.

Liquidity Risks (applies to Both Funds)

Bryce Capital may not be able to sell portfolio securities at an optimal time or price.

Directional Nature of Strategy (applies to Both Funds)  The  Funds are directional, “long only” investment strategies and as such returns will be substantially dependent upon long-term price appreciation in the portfolio securities selected.  Since the Funds will be broadly diversified, they will be exposed to a broad variety of market risks, including issuer and event risks, broad market movements, general investor sentiment and economic and political developments.  Such risks will not be hedged, either by short selling or other techniques employed to limit losses or generate profits in declining markets.  Although at times the  Funds’ assets may be invested in cash  at many, if not most, times, it may be expected that the portfolios will be invested on a long basis in equities and therefore will be at risk to the market.

Quantitative Risk (applies to the Value Fund) Elements of the Bryce Capital’s selection process utilizes a variety of market data, such as trending analysis and overall earnings perceptions, in evaluating stocks.  Such data is, in general, intended to identify securities with broad-based market interest and is based upon the assumption that such market strength will continue and result in future price appreciation, at least over some identifiable period of time.  As with other predominantly quantitative, market-driven trading systems, such historical analysis may indicate probabilities of price movements or relationships which are not necessary or inevitable or which may not necessarily recur in the future in a manner which will support a profitable trading strategy.  Future market conditions may or may not be sufficiently similar to that of prior markets to render such a methodology effective.  Stock prices in the future may reflect factors and considerations not present in prior markets.  Moreover, although the Value Fund intends to monitor stocks closely, a variety of relatively sudden events, including corporate announcements, earnings disappointments, product delays or problems, or developments as to competitors, can affect prices and change overall momentum relatively quickly.  Accordingly, market volatility can adversely affect the Value Fund’s performance.  In general, with a quantitative investment approach, individual positions may move against the overall portfolio, due to new information or factors not considered or duly weighted in the original system.

Value Element of Strategy (applies to the Value Fund)  Bryce Capital’s methodology identifies stocks which are undervalued or overvalued by the market, based upon a variety of data, including projected earnings estimates.  Each stock is subjected to a qualifying price earnings ratio test. Only stocks that fall below Bryce Capital’s internal ranking system are included in the individual stock rankings.  “Value” investing assumes, in general, that markets may be inefficient and therefore may incorrectly value, or “misprice,” certain securities.  The success of such strategies is dependent upon the validity of such assumption, the eventual recognition by the market of such mispricing and the reflection of the same in future stock price movement.  However, if such values are in fact reflected in current stock prices, or the market fails or delays in recognizing such pricing disparities, the anticipated favorable price movement may not occur or be delayed in a manner which impairs profitability.

Limits and Effects of Diversification (applies to the Value Fund)  As described herein, the Value Fund’s objective is intended to generate a broadly diversified portfolio without regard to market capitalization, with no more than 2% of the Value Fund’s assets (at cost) in a particular issuer..   Although broad diversification can reduce the level of exposure to loss with respect to a single issuer, it can also have the effect of increasing investment exposure and correlation to overall market direction and other risks affecting the equity markets generally.  Broad diversification can also have the effect of diluting positive returns attributable to a limited number of securities within the Value Fund.  Under the Value Fund’s strategy, diversification will result in equal weighting among the top fifty issuers at cost, identified by the ranking system, irrespective of the relative ranking of such issuers as among each other.

General Investment Risk (applies to Both Funds) On account of the factors described above, among others, an investment in the Funds should not be regarded as a complete investment program.  As with any investment approach or strategy, the Funds’ investment approach, strategy and methodology cannot assure any given level of investment return or that the Funds’ investment objective will in fact be realized.  Any past successes with the ranking system cannot assure future results.  There can be no assurance that use of the methodology will necessarily result in profitability or that the Fund will not incur losses.

More detailed information about the Funds, their policies and risks can be found in the Statement of Additional Information (SAI).

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

PERFORMANCE

Because each Fund has less then one calendar year of operating history, there is no performance information at this time.

FEES AND EXPENSES

Neither Fund charges shareholder transaction fees.  However, the following table illustrates expenses and fees that a shareholder of each Fund would incur.  There are no 12b-1 fees.

Growth

Value

Shareholder Fees

Fund

Fund

Redemption Fee (as a % of

Amount redeemed)(1)

     2%

     2%

Annual Fund Operating Expenses (paid from fund assets)

Management fee

1.00%

1.00%

Other expenses

0.25% (2

)

0.25%(2)

Total Annual Fund

Operating Expenses

1.25%

1.25%

(1)

You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less then 5 business days after you purchase them.  If this fee were imposed it would raise the expenses of your shares.  Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities.

(2)

“Other Expenses” include, but are not limited to, administration, fund accounting, custody and transfer agency fees.  However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  Please see the Management  section of this Prospectus on page __ for a more complete list of these types of expenses.

Example The following examples are intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund Value Fund 1 Year $131 $131 3 Year $428 $428

You would pay the following expenses if you did not redeem your shares:

Growth Fund Value Fund 1 Year $131 $131 3 Year $428 $428

MANAGEMENT

Bryce Capital Management, LLC, 2 Thornell Road, Pittsford, NY 14534 (“Bryce Capital”) is the Fund’s investment manager.  Bryce Capital  Bryce Capital was formed in 1999 by Messrs. Sheidlower and Lohouse to provide discretionary investment management services to individuals and institutions.  As of January 21, 2004, Bryce Capital managed client assets of approximately  $85 million.

The Fund’s portfolio management team is:

Edmond D. Sheidlower, CMFC – Principal and Portfolio Manager.  In 1999, Mr. Sheidlower co-founded Bryce Capital.  Mr. Sheidlower is a graduate of Hobart College in Geneva, NY and holds a Bachelor of Arts degree in Economics.  He has earned the Chartered Mutual Fund Counselor designation.

Dennis E. Lohouse, CFA – Principal and Portfolio Manager.  In 1999, Mr. Lohouse co-founded Bryce Capital.  Mr. Lohouse is a graduate of the William E. Simon School at the University of Rochester and holds a MBA in Finance and Accounting, as well as a MS in Economics and a BA in Psychology from the State University of New York at Buffalo.  Mr. Lohouse has earned the Chartered Financial Analyst designation.

The tables below indicate Bryce Capital’s performance, on an annualized basis and net of management fees, for Bryce Capital’s private client accounts managed during the time period indicated in the chart.  The performance is not indicative on the future performance of the Funds and should not be relied on in any manner.

Bryce Growth Equity Performance(1)
Time Period	Bryce	Barra Growth Index	S&P 500
Full Year 2003	36.37%	23.90%	28.70%
Last 12 Months	43.97%	25.00%	32.90%
Three Year Annualized	2.10%	1.15%	0.61%
Annualized Since Inception (4/15/99)	-0.82%	-5.30%	-1.58%

Bryce Value Equity Performance(1)
Time Period	Bryce	Barra Value Index	S&P 500
Full Year 2003	33.87%	31.80%	28.70%
Last 12 Months	44.31%	44.16%	35.13%
Three Year Annualized	2.57%	1.07%	1.16%
Annualized Since Inception (6/21/99)	0.81%	0.77%	-1.10%

_______________
(1)

Bryce Capital Management, LLC is a registered investment advisor specializing in growth equity investments and quantitative value investments. In its growth style Bryce utilizes a top-down and bottom-up investment process in order to find companies with the best growth potential within the fastest growing sectors. The Value composite strategy employs a series of models used to measure sector and stock cash flows, momentum and earnings. The composite listed above represents all discretionary accounts in the respective asset allocation or style. Returns are calculated in U.S. dollars. Bryce  has been Level I Verified for the period April 2, 1999 to

December 31, 2003. Bryce claims compliance with the AIMR Performance Presentation Standards (AIMR-

PPS®), the U.S. and Canadian version of GIPS®. AIMR has not been involved with or reviewed Bryce's claim of compliance.

Under an investment advisory agreement with each Fund, Bryce Capital manages the investment and reinvestment of the assets of each Fund.  Bryce Capital must adhere to the stated investment objectives and policies of each Fund, and is subject to the control and supervision of the Trust’s Board of Trustees.   Bryce Capital furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of each Fund.

Each Fund pays Bryce Capital Management, LLC a fee, payable monthly,  for managing the Fund’s assets equal to 1% per annum of the Fund’s average daily net assets.

In addition to the investment management agreement, the Funds have also entered into an Operating Services Agreement (“Services Agreement”) to provide virtually all day-to-day services to the Funds, including, but not limited to, fund accounting, administration, legal compliance, dividend disbursing and transfer agent services, registrar services, custodial services, fund share distribution, shareholder reporting, sub-accounting and record keeping services. Bryce Capital will pay all fees and expenses associated with the services it provides.

The Fund pays Bryce Capital an annual operating services fee of .25% of the Fund’s average daily net assets.

SHAREHOLDER INFORMATION

This section will explain in detail, the services and features you can establish on your account, as well as account fees and policies that may apply to your account.  Account policies (including fees), services and features may be modified or discontinued with shareholder approval or prior notice.

Pricing of Fund Shares

All purchases and redemptions will be processed at the Net Asset Value (NAV) next calculated after your request is received and deemed in good order by Bryce Capital.  The Fund’s NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) each day that the NYSE is open.  The NAV of Fund shares is not determined on days that the NYSE is closed (generally weekends and most national holidays).  In order to receive a day’s price, your order must be received by the close of the regular trading session of the NYSE.  Securities are valued at the last quoted sales price on the securities principal exchange, or, if market quotations are not readily available, at the fair value as determined in good faith under procedures established by the Board of Trustees.  Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.  See the Statement of Additional Information for more detailed information.

Anti-Money Laundering and Customer Identification Program

The USA Patriot Act requires financial institutions, including the Trust, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Trust with information, such as taxpayer identification number, that will assist the Trust in verifying your identity.  As required by law, that Trust may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-US persons that does not have an identification number, we require alternative government issued documentation certifying the existence of the person, business or enterprise.

To Buy Shares

You may purchase shares of a Fund by sending a completed application form to one of the following addresses:

By Mail:

Gemini Fund Services

150 Motor Parkway

Suite 205

Hauppauge, NY  11788

By Wire:

The Bank of New York

Please call Bryce Capital for wiring instructions at 585-381-3008

Minimum and Additional Investment Amounts

Shares of the Funds are offered, without charge, at the NAV per share next determined after an order is received by the Funds.  The minimum initial investment is $1,000; subsequent investments are $100.  The minimum initial investment for all types of IRA accounts is $1,000; subsequent investments are $100.  The officers of the Fund may permit exceptions to these minimum investment requirements.

Minimum Investment
	Initial	Additional
Regular	$1,000	$100
IRA’s	$1,000	$100

Shares of the Funds may be purchased by customers of broker-dealers or other financial intermediaries (“Service Agents”) who have established a shareholder servicing agreement with a Fund on behalf of their customers.  Service Agents may impose additional or different conditions on purchases and redemptions of a Fund’s shares and may charge transaction or other account fees.  Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions.

Certain Service Agents may enter into agreements with each Fund that permits them to confirm orders for their customers by phone with payment to follow in accordance with a Fund’s procedures.  If a Fund does not receive payment, the transaction may be cancelled and the Service Agent could be held liable for resulting fees or losses.

When Order is Processed

When buying shares of a Fund, your request will be processed at the next NAV calculated after your order is received in good order.  All requests received in good order by the Trust before 4:00 p.m. (EST) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.  Good order means your purchase request includes the name of the Fund, the dollar amount of shares to be purchased, a completed purchase application, and a check (drawn on a U.S. bank) payable to Bryce Capital Funds.  Cash, Credit Cards and Third Party Checks will not be accepted.  Purchases must be in U.S. Dollars.

Redemption of Fund Shares

You may redeem shares at any time.  If shares are held in certificate form, the certificate must be returned in order to redeem.  When redeeming shares of a Fund, your request will be processed at the next NAV calculated after your request is received in good order.

By Mail:

Send requests to redeem shares directly to the T ransfer Agent - GeminiFund Services  Requests to redeem shares are in good order if it includes:

(b)

share certificates, if issued;

(c)

a letter of instruction specifying the number of shares or dollar amount to be redeemed, the account number, and the request must be signed by all registered owners of the account shares in the exact names in which they are registered;

(d)

a signature guarantee for dollar amounts in excess of $100,000; and

(e)

any other necessary legal documents, if required, in the case of death, estates, trusts, guardianships, custodians, corporations, pension and profit sharing plans and other organizations.

Additional Redemption Information

Redemption proceeds may be delayed up to fifteen (15) days after their purchase, pending verification that the check has cleared.  Payment will normally be made on the next business day after redemption, but no later than SEVEN (7) days after the transaction.   The Fund will wire redemption proceeds only to a pre-established bank account.

An account may be closed after 60 days’ written notice if the account value falls below the minimum initial investment.  You may purchase shares to bring your account balance above the minimum during the 60-day grace period.  The right of redemption by the Trust will not apply if the value of your account drops below the minimum initial investment because of market performance.

Signature Guarantees

A signature guarantee is required if any of the following is applicable:

(a)

You request a redemption by check that exceeds $100,000;

(b)

You would like a check made payable to someone other than the shareholder(s) of record;

(c)

You would like a check mailed to an address which has been changed within 10 days of redemption request;

(d)

You would like a check mailed to an address other than that of record.

The Trust reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee assures that a signature is genuine.  The signature guarantee protects shareholders from unauthorized account transfers.  Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities exchanges, registered securities associations or clearing agencies.  If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature. Notary publics cannot provide signature guarantees.

Redemption Fees

The Trust is required by law to assess a redemption fee equal to 2% of the net amount of the redemption on the redemption of any Fund’s shares held for less than 5 business days.  Redemption fees will be paid to the respective Fund to help offset transaction costs.

The Funds will use the first-in, first-out method to determine the 5 business day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 5 business days, the redemption fee will be assessed.

Dividends and Distributions

The Funds will normally distribute substantially all of its net investment income and any realized net capital gains, on an annual basis.  These distributions may be taxed as ordinary income or capital gains.  All dividends and capital gains distributions will automatically be reinvested in additional shares unless a Fund is notified that the shareholder elects to receive the distributions in cash.  Reinvested distributions receive the same tax treatment as those paid in cash.

Social Security Number/Taxpayer Identification Number

To avoid a 28% backup withholding on dividends, distributions and redemption proceeds, individuals and other non-exempt shareholders must certify their taxpayer identification number on the application.  If you are subject to backup withholding or you do not certify your TIN the IRS requires the Funds to withhold 28% of any redemption proceeds and any dividends paid.

Statements and Reports

Confirmation statements are sent from a Fund after each transaction effecting your share balance and/or account registration.  An annual statement is sent detailing any dividends or distributions.  The Funds also send a semi annual report detailing a Fund’s portfolio holdings.

OPTIONAL SHAREHOLDER SERVICES

Automatic Investment Plan

This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares.  To sign up, complete the appropriate section of your account application and mail it to Gemini Fund Services .. If you are opening a new account, please include the minimum initial investment with your application and the name of the Fund that you would like to invest in.

Retirement Plans

Bryce Capital Funds offer a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information and an application, please call Bryce Capital Management at 585-381-3008.

Exchange Privileges

An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of another Fund, which may have tax consequences.  As a shareholder you have the privilege of exchanging shares of a series fund of Bryce Capital Funds with another Bryce Capital Funds’ series.  Before exercising your exchange right, read the fund’s prospectus.  However, you should note the following policies and restrictions governing exchanges:

(1)

the Trust may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year.  Account under common ownership or control will be counted together for purposes of the four exchange limit.

(2)

The Trust may refuse any exchange purchase for any reason.  For example, the Trust may refuse exchange purchases by any person or group if, in Bryce Capital’s judgment, the Trust would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

(3)

The Fund you are exchanging into must be available in your state.

The Trust may terminate or modify the exchange privilege in the future.

DISTRIBUTIONS AND TAXES

Income and Capital Gains Distributions

Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

Annual statements

Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Avoid “buying a dividend”

If you invest in either Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

Tax Considerations

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Dividend Income

Under the 2003 Tax Act, a portion of the income dividends paid to you by a Fund may be considered qualified dividends which are subject to a maximum tax rate of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets).  In general, income dividends from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Income dividends from interest earned by the Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 120-day period beginning 60 days before the ex-dividend date of any dividend.

Distributions of capital gains

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.  Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets).

Sales of Fund shares

When you sell your shares in either Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Bryce fund is the same as a sale.

Backup withholding

If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares.

Other tax information

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes the Fund pays on its investments may be passed through to you as a foreign tax credit.  Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

MARKET TIMING TRADING POLICY

Market Timing Restrictions

Short-term or excessive trading often referred to as “market timing,” is discouraged.  The Funds will take steps to seek to detect and deter market timing pursuant to the Funds’ policies as described in the prospectus and approved by the Board of Trustees.

SHAREHOLDER PRIVACY NOTICE

The Bryce Capital Funds collect nonpublic personal information about you from the following types of sources:

•

Information we receive from you on applications or other forms; and

•

Information about your transactions with others, such as your financial advisor, or us.

The Bryce Capital Funds will not disclose any nonpublic personal information about you or your account(s) to any non-affiliated third parties, except as permitted by law and only if one of the following conditions are met:

•

The Bryce Capital Funds receive your prior written consent;

•

The Bryce Capital Funds believe the recipient is your authorized representative; or

•

The Bryce Capital Funds are permitted by law to disclose the information, including, but not limited to, the servicing of your account(s).  If you decide to close your account(s) or become an inactive customer, the Funds will adhere to the privacy policies and practices as described herein.

The Bryce Capital Funds restrict access to your personal and account information to those employees who need to know that information to provide you products or services.  We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

BRCYE CAPITAL FUNDS

Adviser

Brcye Capital Management, LLC

2 Thornell Road

Pittsford, NY 14534

Legal Counsel

Blank Rome LLP

405 Lexington Ave.

New York, NY 10174

Independent Auditors

Mengel, Metzger,, Barr and Company

100 Chestnut Street

Suite 1200

Rochester, NY  14604

Transfer Agent

Gemini Fund Services

150 Motor Parkway

Suite 205

Hauppauge, NY  11788

Custodian

Bank of New York

One Wall Street

New York, New York. 10286

Additional information about the Trust and the Funds is included in the Statement of Additional Information, dated ____, 2004 (the “SAI”). The SAI contains a more detailed, legal description of the Funds’ operations, investment restrictions, policies and practices.  The Statement of Additional Information is incorporated by reference into this Prospectus.  This means that it is legally part of the Prospectus even if you do not request a copy.

For a free copy of the Statement of Additional Information or for other information about the Funds, please contact us at the address and   telephone number below:

Bryce Capital Management, LLC

2 Thornell Road

Pittsford, NY 14534

585-381-3008

You may review and obtain information about the Fund by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (you may phone 1-202-942-8090 for the location and hours of operation) or the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov.  You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address:publicinfo@sec.gov.

Investment Company Act file#

pros 0304

Bryce Capital Growth Fund

Bryce Capital Value Fund

Each a Series of Bryce Capital Funds, Inc.

_______, 2004

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Bryce Capital Funds (the “Trust”), dated ______, 2004.  You may obtain a copy of the Trust’s Prospectus, free of charge, by writing to Bryce Capital Management, 2 Thornell Road, Pittsford, NY, or by calling 1-800-735-3144.

BRYCE CAPITAL FUNDS

Statement of Additional Information

______, 2004

TABLE OF CONTENTS

Management of the Fund………………………………………………………………

Investment Policies and Restrictions…………………………………………….…….

Investment Adviser…………………………………………………………………….

Trustees and Officers………………………………………………………………….

Principal Stockholders………………………………………………………………......

Performance Information………………………………………………………………

Purchasing and Redeeming Shares……………………………………………………..

Tax Information……………………………………………………………….……….

Portfolio Transactions………………………………………………………………….

Custodian………………………………………………………………………………

Transfer Agent, Fund Accountant and Administrator………………………………….

Principal Underwriter…………………………………………………………………..

Auditors………………..……………………………………………………………….

Legal Counsel …………………………………………………………………………..

Distribution Plan………………………………………………………………………..

Financial Statements……………………………………………………………………

THE FUNDS

The Bryce Capital Growth Fund (the “Growth Fund”) and the Bryce Capital Value Fund (the “Value Fund”)(each of the funds shall be collectively referred to herein as the “Funds”) each are a separate series of Bryce Capital Funds, a Delaware statutory trust organized on March 29, 2004 (the "Trust").  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees.  The Funds may issue an unlimited number of shares of beneficial interest with a $0.001 par value.  All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the respective Fund and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

All of the Funds are diversified investment management companies.  Each Fund has its own investment objectives, restrictions and policies that are more fully described here and in the Trust’s Prospectus.  The Board of Trustees of the Trust may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Company.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act of 1940, as amended (the “1940 Act”) may require the election by Shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring  a vote of Shareholders under the Declaration of Trust or the 1940 Act.

INVESTMENT POLICIES AND RESTRICTIONS

The Funds’ investment objectives and the manner in which each Fund pursues its investment objectives are generally discussed in the Prospectus. This Section provides additional information concerning the types of securities in which each Fund may invest, some of the risks associated with investments in those securities, and each Funds’ investment restrictions.  Each Fund is classified as a diversified management investment company, meaning that at least 75% of the Fund’s assets (valued at the time of investment) will not be invested in more than 10% in the securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities. The Funds’ normally will invest at least 80% of net assets in common stock and securities convertible into common stock.  The Funds may also invest in a variety of other securities.  The principal types of securities in which the Funds may ordinarily invest are described in the Prospectus, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Common Stocks. The Funds will ordinarily invest at least 80% of its net assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements.  Smaller companies are especially sensitive to these factors.  Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Foreign Securities. The Funds may invest up to 50% of its assets in common stock of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Funds will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Accordingly, there may be less publicly available information about the companies that issue these securities. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Growth Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risks, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Preferred Stock. The Growth Fund and Value Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer’s assets. Dividends on preferred stock are generally payable at the discretion of the issuer’s board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer’s creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating.

Companies with Unusual Valuations based on Many Traditional Methods. The market prices of securities of companies that are growing very quickly and/or the securities of companies that investors believe are addressing large potential markets (such as Internet-related businesses) that may not yet have been realized may reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable. Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in their securities are accompanied by a substantial risk of loss because of their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants’ expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Money Market Funds. The Funds may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds). As a shareholder of another registered investment company, the Funds would bear their respective pro rata portion of that company’s advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Funds’ shareholders. The Funds may invest in such instruments, subject to the Funds’ fundamental restrictions related to investment in other investment companies and limitations under the 1940 Act.

Restricted and Illiquid Securities. The Funds will not invest more than 15% of its net assets in securities that the Funds’ investment adviser determines, under the supervision of the Board of Trustees, to be illiquid and/or restricted.  Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Funds will not invest in such securities in excess of the limit set forth above.

Temporary Defensive Position. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such times, the Funds may hold up to 100% of its portfolio in cash, money market and U.S. Government securities or other investments deemed suitable by the investment adviser. When the Funds take a temporary defensive  position, the Funds may not be able to achieve their investment objective.

Portfolio Turnover. The Growth Fund’s portfolio turnover rate for the fiscal year ended   October 3 1 , 2004 is expected to be between 50 % and 100%, the Value Fund’s turnover is expected to exceed 100% . Y ou should be aware that the Funds may exceed th ese ratio s in any given year.  Higher portfolio turnover activity typically results in higher brokerage costs to the Funds. In addition, higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, which may increase the taxable gains incurred by shareholders.

Investment Restrictions. The following is a list of each Funds’ fundamental investment restrictions.  The Fund will not:

1.

Acquire securities of any one issuer that at the time of investment (a) represents more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2.

Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

3.

Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund’s assets at the time of borrowing;

4.

Underwrite the distribution of securities of other issuers, or acquire “restricted” securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

5.

Make margin purchases or short sales of securities;

6.

Invest in companies for the purpose of management or the exercise of control;

7.

Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities);

8.

Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

9.

Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

10.

Issue senior securities; and

11.

Invest in commodities, or invest in futures or options on commodities.

The investment restrictions listed above are fundamental policies, and may be changed only with the approval of a majority of the outstanding shares of the respective Fund.  For purposes of these fundamental investment restrictions, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of a Fund.

The Funds have also adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval. The Fund may not:

1.

Invest more than 15% of its net assets in securities that are not readily marketable;

2.

Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization;

3.

Purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of a Fund’s assets (valued at time of investment) in all investment company securities purchased by a Fund;

4.

Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or

5.

Invest more than 10% of a Fund’s assets (valued at time of investment) in initial margin deposits of options or futures contracts.

INVESTMENT ADVISER

Bryce Capital Management, LLC (the “Adviser”) was organized as a limited liability corporation under the laws of the State of New York in 1999 and registered as an investment adviser with the Securities and Exchange Commission in October, 2000.  The Adviser provides financial management services to individuals, corporations, and professional organizations in New York and throughout the United States.  As of January 1, 2004, the Adviser managed clients assets of approximately $85 million.  The Adviser manages the investment portfolio and the general business affairs of the Funds pursuant to an investment advisory agreement and an operating services agreement with the Trust dated _____, 2004.  Messrs. Dennis E. Lohouse and Edmond D. Sheidlower are principals of the Adviser and Trustees and Officers of the Trust.  Accordingly, Messrs. Lohouse and Sheidlower are considered “affiliated person,” as that term is defined in the 1940 Act.  Messrs. Lohouse and Sheidlower are portfolio managers for the Fund.

Investment Advisory Agreement. Each Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser.  Under the terms of the Advisory Agreement, the Adviser manages the investment operations of each Fund in accordance with each Fund’s investment policies and restrictions.  The Adviser furnishes an investment program for each Fund, determines what investments should be purchased, sold and held.  At all times the Adviser’s actions on behalf of each Fund are subject to the overall supervision and review of the Board of Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by any Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Trustees of the Trust who are not “interested persons” of the Trust cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of each Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Pursuant to the Advisory Agreement, the Adviser receives a fee, calculated daily and paid monthly in arrears, at the annual rate of 1.00% of each Fund’s average daily net assets.

Operating Services Agreement. The Trust has also entered into an Operating Services Agreement (the “Services Agreement”) with the Adviser.  Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to, accounting, administrative, legal (except litigation), dividend disbursing and transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and recordkeeping services.

For its services to each Fund under the Services Agreement, the Adviser receives a fee, calculated daily and paid monthly, at the annual rate of 0.25%

 of each Fund’s average daily net assets. The effect of the Advisory Agreement and the Services Agreement is to place a “cap” on each Fund’s normal operating expenses at 1.25% of each Fund’s average daily net assets. The only other expenses incurred by the Funds are brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses. Under the Services Agreement, the Adviser may, with the Trust’s permission, employ third parties to assist it in performing the various services required of each Fund. The Adviser is responsible for compensating such parties.

Factors considered by the Board of Trustees in approving the Investment Advisory

The Board of Trustees, including the non-interested Trustees, received materials specifically relating to the Investment Advisory Contract. These materials included (1) arrangements in respect of the distribution of the Funds’ shares, (2) the procedures employed to determine the value of the Funds’ assets, (3) the Adviser’s management of the relationships with the Fund’s custodian, (4) the resources devoted to the Funds’ investment policies and restrictions and with policies on personal securities transactions, and (5) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Funds’ shareholders.  In considering the Investment Advisory Agreement, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Investment Advisory Agreement include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in a Fund offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

The Investment Advisers Personnel and Methods. The Board of Trustees, including the non-interested Trustees, reviewed the background of the Funds’ portfolio managers and the Funds’ investment objectives and disciplines. Among other things they considered the size, education and experience of the Adviser’s investment staff, their use of technology, and the Adviser’s approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services.  The Board of Trustees, including the non-interested Trustees, considered the nature and extent of the Adviser’s supervision of third party service providers.

Expenses. The Board of Trustees, including the non-interested Trustees, considered the estimated Funds’ expense ratios, and expense ratios of a peer group of Funds. It also considered the amount and nature of fees paid by shareholders.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the Investment Advisory Agreement should be approved.

TRUSTEES AND OFFICERS

Overall responsibility for conduct of the Trust’s affairs rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually.  The following is a list of the Trustees and executive officers of the Trust. Each Trustees who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated in a separate table below.  The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by record holders of at least 10% of a Fund’s outstanding shares.  The Trust’s bylaws contain procedures for the removal of Trustees by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Trustees.

Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Pamela Evans, 46	Trustee	2004		2
Richard Ten Haken, 70	Trustee	2004		2
Robert Wayland-Smith, 60	Trustee	2004		2

*

Please see each Board member’s personal description below.

Interested Trustees

Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Edmond Sheidlower, 37	Trustee	2004	Principal – Bryce Capital	2
Dennis Lohouse, 50	Trustee	2004	Principal – Bryce Capital	2

*

Please see each Board member’s personal description below.

Description of the Board of Directors

Pamela Evans.  Ms. Evans has more than 23 years sales, marketing and operating experience in the global markets. As a marketing executive dealing with innovative, durable and consumer packaged goods, she has worked with Eveready Battery Company, Ralston Purina, Union Carbide, Olympus America, Esselte Pendaflex and most recently, The Sentry Group. In each case she has provided strategic planning, brand building and revitalizing and increased corporate positions in the marketplace.

At Sentry Group she played a key role in increasing global sales and new product introduction. She is currently working with Proctor and Gamble and the Gillette Company on strategic shopper based design initiatives.

Ms. Evans is on the Board of directors of The Humane Society at Lollypop Farm, The Little Theatre In Rochester and is a member of the Board of Advisors of Electri-Cord Manufacturing Company.

Robert Wayland-Smith.   Mr. Wayland-Smith joined Lincoln Rochester Trust Company, a predecessor of JPMorgan Chase & Co., in 1967 as a management trainee in the portfolio and liability management department.  During his 31-year career at the bank he served in a number of senior management positions including municipal dealership, portfolio and liability management, financial and investment services, and personal and institutional trust.  He served as President and CEO of the Rochester Division form 1988 through June 1993.  At the time of his retirement in December 1998, he was the Senior Upstate Trust and Investment Division Executive for the Chase Manhattan Bank.

A native of Oneida, New York, Wayland-Smith graduated from the University of Rochester in 1965 with a Bachelor of Arts degree in Economics.  He has two married daughters who are elementary school teachers.

Active in a number of community and professional organizations, Wayland-Smith currently serves on the Board of Directors of the Greater Rochester Individual Practice Association, the Board of Trustees of Rochester Institute of Technology, the Board of Trustees of the Center for Governmental Research, Inc., Chair of the College Council at SUNY Geneseo, the Board of Trustees of the Oneida Community Mansion House, the Finance and Investor Relations Committee of the Greater Rochester Enterprise, the Prospect Research and Leadership Giving Committees of the United Way and the Development Committee of Hope Hall School.

Richard Ten Haken.   Dr. Ten Haken has extensive experience in Administration, Financial management and policy development in the public and private sectors. Richard served as Independent Director/Trustee of the 72 funds in the JPMorgan (formerly Chase Vista) mutual funds complex representing over $100 billion in client assets.

He also served as Trustee for the New York State Teachers’ Retirement System for the period 1972 to 1994. During that period he served as President, Chairman of the Board, member of the Executive Committee, Chair of the Finance and Investment, Audit and Accounting and Actuarial Committees.

Dr. Ten Haken served as Chief Executive Officer for B.O.C.E.S of Monroe and Orleans Counties from 1970 to 1993. Prior to this appointment he held positions as School Superintendent for Rush-Henrietta and Ticonderoga Central school districts in New York.

Dr Ten Haken holds a Doctor of Education in Educational Administration and Finance and a Master of Science in Finance both from Syracuse University as well as a Bachelor of Arts in Economics and Business Administration from Hope College, Holland, Michigan.

Edmond D. Sheidlower, CMFC.  Mr. Sheidlower has 16 years of significant investment experience. Prior to co-founding Bryce Capital Management, Ed Sheidlower spent 11 years in the investment business, the last 9 years at Chase Manhattan Bank. In his most recent position he was a Portfolio Manager in Chase's Personal Trust & Investment Asset Management Group, responsible for the management of over $300 million in client assets.

Prior to joining Chase's Personal Trust & Investment Asset Management Group Ed was a member of Chase's Institutional Asset Management team, where he served as Equity Research coordinator for the Upstate Regional Bank and was associate portfolio manager of Chase’s equity mutual and collective funds.

A 1988 graduate of Hobart College in Geneva, New York, Ed holds a Bachelor of Arts degree in Economics and he has earned the Chartered Mutual Fund Counselor (CMFC) designation.

Dennis E. Lohouse, CFA.  A founding partner of Bryce Capital Management, Dennis began his career in the investment business as a securities analyst in the Equity Research department of Chase Manhattan Bank in 1986. In 1987 he was appointed Director of Research with responsibility for stock research and trading. In that same year he became co-manager of the Trinity Equity Trust; a $200 million diversified equity fund.

In 1990 he moved to Chase's investment banking group and specialized in valuations of corporations and closely held businesses.  Early in 1992, he was named Manager of Chase's Institutional Investment Group.  In 1994, Dennis assumed responsibility for all Upstate Corporate and Institutional businesses and was appointed Chief Investment Officer in January of 1995.  He was also a Managing Director and registered principal of Chase Securities Inc.

He holds an MBA in Finance and Accounting from the William E. Simon School at the University of Rochester, an MS in Economics and a BA in Psychology both from the State University of New York at Buffalo. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the American Society of Appraisers, the Treasury Management Association and the International Association of Financial Planners.

He is currently a member of the Board of Directors and Executive Committee of the Rochester Area Community Foundation and has recently stepped down as Chairman of its investment committee.  He is a contributing writer for the Rochester Democrat and Chronicle.

Board Committees

Audit Committee

The members of the Audit Committee of the Board of Trustees are Messrs. Wayland-Smith and Ten Haken, each an Independent Trustee.  Mr. Wayland-Smith is the chairperson of the Audit Committee.  The Audit Committee oversees the Trust’s financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants and plans to meet at least once annually.

Nominating Committee

The members of the Nominating Committee of the Board of Trustees are all Independent Trustees and are Pam Evans and Robert Wayland-Smith.  Ms. Evans is the chairperson of the Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is from time to time considered necessary or appropriate.  The Nominating Committee will consider shareholder nominees.  Shareholders should send their nominees in writing to the attention of the President at the address of the Trust.

Valuation Committee

The members of the Valuation Committee of the Board of Trustees are Messrs. Ten Haken and Wayland-Smith and Ms. Evans, each an Independent Trustee.  Mr. Wayland-Smith is the chairperson of the Valuation Committee.  The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.

Qualified Legal Compliance Committee

The members of the Qualified Legal Compliance Committee (“QLCC”) are Robert Wayland-Smith, Richard TenHaken and Pam Evans, all of whom are disinterested Trustees.  The QLCC will receive all reports concerning the management of the Trust and will appropriately respond to these inquiries and reports.  An attorney who becomes aware of evidence of a material violation by the Trust, or any officer, Trustee, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Trustees’ Ownership of Fund Shares The following table shows each Trustee’s beneficial ownership of shares of a Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as of ________, 2004.

Name of Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds Overseen by Trustees
Pamela Evans
Richard Ten Haken
Robert Wayland-Smith

Trustee Compensation No Trustee, officer or employee of the Adviser will receive any compensation for serving as a Trustee or officer of the Trust in the Fund’s first full year of operation.

Codes of Ethics

The Trust and the Adviser each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Company.  Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by each Fund.

In addition, the Trust has adopted a code of Ethics which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by a Fund;  iii) compliance with applicable governmental laws, rule and regulations;  iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

At the Organizational Meeting of the Trust, the Board of Trustees will be provided with several options for proxy voting policies, at which time the Trust’s guidelines will be determined.

Information regarding how a Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Trust at (585) 381-3008; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PRINCIPAL STOCKHOLDERS

As of _____, 2004, there were no stockholders owning of record 5% or more of either Fund’s outstanding shares:

PERFORMANCE INFORMATION

From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where: P = a hypothetical initial investment of $1000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof). The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Average annual total returns may also be calculated (i) after taxes on distributions and (ii) after taxes on distributions and sale of Fund shares. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund’s operations) that would equate the initial amount invested to the ending value, according to the following formula:

P (1+T)n = ATV,

where P = a hypothetical initial payment of $1,000,

T = average annual total return (after taxes on distributions),

n = number of years, and

ATV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on Fund distributions but not after taxes on redemption. Average annual total return (after taxes on distributions and sale of Fund shares) is calculated in the same manner except that the ending value of the hypothetical $1,000 payment includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Because the Fund commenced operations in 2004, there is no historical performance information shown here.  Performance history will be presented after the Fund has been in operation for one calendar year.

The Fund may also advertise total return (a “nonstandardized quotation”) which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund’s average annual total returns as described above.

The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1) 6 – 1]

Where: a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursement)

c = the average daily number of shares outstanding during the period that they were entitled to receive dividends

d = the maximum offering price per share on the last day of the period

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

• Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

• Morningstar, Inc. rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. Investors may use such performance comparisons to obtain a more complete view of the Fund's  performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund. The Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund's portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services.  In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Adviser or a Fund. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by a Fund. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of a Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices a Fund pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

The Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers.

Certain broker-dealers, which provide quality execution services, also furnish research services to the Adviser. The Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, the Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may also consider sales of a Fund’s Shares as a factor in the selection of broker-dealers.

Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

ANTI-MONEY LAUNDERING POLICY

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”).  To ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act.

As a result of the Program, the Company may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Company may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions will be made at net asset value. The Fund’s net asset value (“NAV”) is determined on days on which the New York Stock Exchange (“NYSE”) is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order. The Fund is open for business on each day that the NYSE is open. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund’s share price or NAV per share is normally determined as of 4:00 p.m., Eastern time. The Fund’s share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales loads or deferred sales loads, the NAV is the offering price for shares of the Fund.

TAX INFORMATION

IN GENERAL

The following discussion is a summary of certain federal income tax considerations generally affecting the Trust, the Fund of the Trust, and the actual or prospective shareholders of one or more of the Fund.  The discussion does not purport to be a complete discussion of the federal income tax consequences of an investment in the Fund and is not intended to constitute tax advice to any person.  The discussion does not address the tax consequences of investing in any Fund under the laws of any state or local government, or the laws of any foreign jurisdiction.  The discussion below does not apply to any specific category of investor or to all categories of investors, some of which may be subject to special rules. Tax issues relating to the Trust generally are not a consideration for shareholders such as tax-exempt entities and tax advantaged retirement vehicles such as an IRA or 401(k) plan.  PERSONS WHO INVEST OR ARE CONSIDERING INVESTING IN THE FUND ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

2003 Tax Act. On May 28, 2003, the President signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). Among other changes, the JGTRRA includes provisions that accelerate the reduction in federal income tax rates applicable to individuals in the 27%, 30%, 35%, and 38.6% rate brackets to 25%, 28%, 33%, and 35%, respectively, accelerate the increase in the taxable income levels of the 10% rate bracket from $6,000 to $7,000 (for unmarried individuals) and $12,000 to $14,000 (for married individuals filing jointly), reduces the maximum capital gains rates applicable to individual taxpayers from 20% to 15%, and reduces the tax rate applicable to certain dividends by taxing these dividends at the long-term capital gains, rather than ordinary income, rates.  The changes applicable to individual taxpayers in the 10% rate bracket are scheduled to expire for taxable years beginning after December 31, 2004.

DISTRIBUTIONS

Distributions of net investment income.  The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The JGTRRA permits the Fund to pass-through to its shareholders who are individuals, to be taxed at the applicable capital gains rates, “qualified dividends” the Fund receives.  A “qualified dividend” for this purpose is generally a dividend the Fund receives from a corporation organized under U.S. law, the law of a U.S. possession, or the law of a foreign country (other than a corporation that is a “foreign personal holding company,” foreign investment company,” or “passive foreign investment company” in the year, or the year immediately preceding the year, in which the corporation distributes the dividend to the Fund if the foreign country has an income tax treaty with the United States that contains an “adequate” information sharing provision.  It is anticipated that the United States Treasury Department will provide guidance in the future on what constitutes an “adequate” provision.  A special transitional rule will apply to most individuals for their 2003 tax year.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to United States withholding tax on distributions the Fund makes.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gain distributions. The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund.  The reduced rate applicable to net capital gains by reason of JGTRRA, discussed above, applies to capital gain dividends (net long-term capital gains over short-term capital losses) paid by a RIC from the sale of portfolio securities occurring on and after May 6, 2003.  Distributions from net short-term capital gains are taxable to you as ordinary income and do not qualify for the reduced rates applicable to long-term capital gains, but are eligible for the reduced ordinary income rates applicable to individuals under JGTRRA.  Any net capital gains the Fund realizes generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Fund will inform you of the amount of your income dividends (including “qualified dividends” if you are an individual) and capital gain distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

The Fund intends to elect and qualify or has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for the Fund if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund’s earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

•

98% of its taxable ordinary income earned during the calendar year;

•

98% of its capital gain net income earned during the twelve month period ending October 31; and

•

100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that, within 30 days before or after the date on which you redeem your shares, you buy other shares in the Fund (through reinvestment of dividends or otherwise). Any loss disallowed under these rules is added to your tax basis in your newly acquired shares.

Deferral of basis. If you redeem some or all of your shares in the Fund, and then reinvest the redemption proceeds in the Fund within 90 days of buying the original shares, the sales charge that might otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Funds will qualify for the dividends-received deduction (an “eligible dividend”). Corporate shareholders may be allowed to deduct these eligible dividends, thereby reducing the tax that they otherwise would be required to pay. The dividends-received deduction is available only with respect to eligible dividends designated by the Fund as qualifying for this treatment. Eligible dividends generally are limited to dividends a domestic corporation distributes to the Fund.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

BACKUP WITHHOLDING

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to backup withholding with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of the Fund. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and will be credited against a taxpayer’s regular Federal income tax liability.

PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it is possible that the rate of portfolio turnover may be substantial. The Growth Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. The Value fund may however at times exceed 100% in turnover. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. High portfolio turnover in any year will result in the payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes. Decisions to buy and sell securities for the Fund are made by the Adviser, subject to review by the Company’s Board of Trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions.

CUSTODIAN

The Bank of New York has been retained to act as custodian for the Fund’s investments. As custodian,                                      The Bank of New York acts as the Fund’s depository, keeps safe its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

The Adviser has retained Gemini Fund Services, LLC (“Gemini”), to act as the Fund’s transfer agent.                               The transfer agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions;  receives from the Adviser for its services as transfer agent a fee payable monthly at an annual rate of  $14.00 per account, provided, however, that the minimum fee is $12,000  In addition, the Adviser pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.   Gemini also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable  Bryce Capital Management  to perform its duties, the Adviser pays  a base fee of $1425 per month plus an asset-based fee computed as a percentage of the Fund’s average net assets in excess of [_________] million.  In addition, the Adviser pays all costs of external pricing services.

AUDITORS

The firm of Mengel, Metzger, Barr and Company an independent member of BDO Seidman, LLP has been selected as the Trust’s independent auditors for the fiscal year ending December 31, 2004.  Mengel, Metzger, Barr and Company performs an annual audit of the Trust’s financial statements and advises the Trust as to certain accounting matters.

LEGAL COUNSEL

Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, NY 10174-0208 acts as legal counsel to the Trust.

DISTRIBUTION PLAN

As stated in the Prospectus, the Fund has not adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, which permits the Fund to make payments to the Adviser to pay for sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders.

FINANCIAL STATEMENTS

Attached hereto are the financial statements indicating the seed capital of the Company as audited by Mengel, Metzger, Barr and Company.

Bryce Capital Funds

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)

Agreement and Declaration of Trust dated April 1, 2004.

(a)(2)

Certificate of Trust as filed with the State of Delaware on March 26, 2004.

(b)

By-Laws , effective as of April 1, 2004

(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)

Management Agreement between the Registrant, on behalf its series, Bryce Capital Growth Fund and Bryce Capital Value Fund and Bryce Capital Management, LLC, to be filed by amendment ..

(e)

Underwriting Agreement

Not Applicable

(f)

Bonus or Profit Sharing Contracts.

Not Applicable.

(g)

Custod y Agreement between the Registrant and the Bank of New York , to be filed by amendment.

h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, to be filed by amendment.

h)(2)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, to be filed by amendment ..

(i)

Opinion and Consent of Counsel to be filed by amendment.

(j)(1)

Consent of Independent Auditors to be filed by amendment.

(j)(2)

Power of Attorney to be filed by amendment.

(k)

Omitted Financial Statements.

Not Applicable.

(l)

Initial Capital Agreements.

Not Applicable

(m)

Rule 12b-1 Plan

 Not Applicable

(n)

Rule 18f-3 Plan.

Not Applicable.

(p)(1)

Code of Ethics of the Registrant and Bryce Capital Management, LLC to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 4 of Article VIII.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Bryce Capital Management, LLC, the Adviser to the Bryce Capital Growth Fund and Bryce Capital Value Fund, is hereby incorporated herein by reference to the section of the Prospectus captions “Management” and to the section of the Statement of Additional Information captioned “Investment Adviser.”  The information required by this Item 26 with respect to each director, officer or partner of Bryce Capital Management, LLC is incorporated by reference to form ADV filed by Bryce Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-58117)

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Not Applicable.

(b)

Not Applicable.

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

The Bank of New York (“BoNY”) provides custodian services pursuant to a Custodian Contract between BoNY and the Trust.  Gemini Fund Services, LLC (“GFS”) provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between GFS and the Trust.  In such capacities, GFS provides pricing of the Fund’s portfolio securities, keeps records regarding securities and other assets in custody and transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursements made to shareholders.  Bryce Capital Management, LLC, pursuant to the Investment Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Funds.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsford, and the State of New York, on the 28th day of April, 2004.

Bryce Capital Funds

/s/ Dennis Lohouse

Dennis Lohouse

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

SIGNATURE	TITLE	DATE
_/s/ Dennis Lohouse__________ Dennis Lohouse	President	April 28, 2004

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Agreement and Declaration of Trust dated April 1, 2004	EX-99.a.1
Certificate of Trust as filed with the State of Delaware on March 26, 2004	EX-99.a.2
By-Laws, effective April 1, 2004	EX-99.b